Offerings - Offering: 1	Aug. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 172,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,409.75
Offering Note	Includes offering price of shares of common stock that the underwriter has the option to purchase to cover over-allotments, if any, as described in the attached Registration Statement on Form S-1.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This amount represents the proposed maximum aggregate offering price of the securities registered hereunder to be sold by the registrant and the selling shareholders.